Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 12 – LEASES

A summary of supplemental information related to operating leases as of December 31, 2022 is as follows.

Operating lease ROU assets	$6,641

Operating lease liabilities-current	$3,242
Operating lease liabilities-non current	3,399
Total operating lease liabilities	$6,641

Weighted average remaining lease term	2.0 years
Weighted average discount rate	4.8%

The following table represents the maturity of lease liabilities as of December 31, 2022.

12 months ending December 31,
2023	$3,474
2024	3,474
Total lease payments	6,948
Less: interest	(307)
Present value of lease liabilities	$6,641